John Hancock
Global Equity Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 94.4%		$696,539,776
(Cost $579,806,349)
France 12.5%		92,478,095
Airbus SE	75,472	11,090,166
Capgemini SE	96,505	11,415,883
Cie Generale des Etablissements Michelin SCA	184,402	22,113,816
Danone SA	180,123	14,820,870
Safran SA	22,899	3,743,937
Sanofi	116,647	10,873,641
TOTAL SA	351,157	18,419,782
Germany 1.7%		12,463,644
Deutsche Boerse AG	34,824	5,329,532
Merck KGaA	61,121	7,134,112
Hong Kong 1.2%		8,878,194
China Mobile, Ltd.	698,500	5,266,368
CK Hutchison Holdings, Ltd.	397,706	3,611,826
Ireland 3.7%		27,588,698
CRH PLC	518,155	19,779,591
Medtronic PLC	70,106	7,809,107
Japan 1.9%		14,078,224
Mitsubishi Estate Company, Ltd.	767,600	14,078,224
Netherlands 8.3%		60,915,944
Akzo Nobel NV	75,663	7,245,720
Heineken NV	142,854	14,798,243
Koninklijke Ahold Delhaize NV	565,497	14,565,128
Koninklijke Philips NV	336,977	15,645,754
Wolters Kluwer NV	120,591	8,661,099
Switzerland 6.9%		50,972,499
Chubb, Ltd.	88,564	13,415,675
Nestle SA	136,316	14,155,711
Novartis AG	151,981	14,010,509
Roche Holding AG	30,460	9,390,604
Taiwan 1.0%		7,301,468
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	137,530	7,301,468
United Kingdom 9.2%		67,921,779
Amcor PLC	1,729,911	17,842,462
Direct Line Insurance Group PLC	2,011,956	7,942,458
Ferguson PLC	42,924	3,737,284
Informa PLC	540,723	5,532,883
Reckitt Benckiser Group PLC	117,321	9,209,565
Tesco PLC	2,504,994	7,429,009
Unilever NV	272,775	16,228,118
United States 48.0%		353,941,231
Advance Auto Parts, Inc.	64,500	10,131,656
Affiliated Managers Group, Inc.	68,936	5,885,066
Apple, Inc.	132,760	35,480,110
Arthur J. Gallagher & Company	80,226	7,482,679
Cisco Systems, Inc.	67,603	3,063,092
eBay, Inc.	208,530	7,406,986
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Exxon Mobil Corp.	269,267	$18,345,161
Fortune Brands Home & Security, Inc.	128,892	8,153,708
Huntington Bancshares, Inc.	1,009,184	15,026,750
Johnson & Johnson	164,722	22,647,628
Johnson Controls International PLC	379,900	16,271,117
JPMorgan Chase & Co.	131,148	17,280,060
KeyCorp	802,835	15,566,971
Microsoft Corp.	196,347	29,723,009
Mondelez International, Inc., Class A	132,098	6,940,429
Oracle Corp.	299,204	16,797,313
Philip Morris International, Inc.	151,100	12,530,723
Raytheon Company	36,005	7,828,207
Synchrony Financial	246,224	9,211,240
The Procter & Gamble Company	65,121	7,948,669
United Technologies Corp.	188,006	27,888,810
Verizon Communications, Inc.	319,037	19,218,789
Wells Fargo & Company	490,739	26,725,646

Whirlpool Corp.	44,636	6,387,412
Preferred securities 2.0%		$14,517,954
(Cost $14,134,341)
South Korea 2.0%		14,517,954
Samsung Electronics Company, Ltd.	418,735	14,517,954

	Yield (%)	Shares	Value
Short-term investments 3.2%			$23,568,433
(Cost $23,568,433)
Short-term funds 3.2%			23,568,433
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.4929(A)	23,568,433	23,568,433

Total investments (Cost $617,509,123) 99.6%	$734,626,163
Other assets and liabilities, net 0.4%	2,806,172
Total net assets 100.0%	$737,432,335

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	The rate shown is the annualized seven-day yield as of 11-30-19.
The fund had the following sector composition as a percentage of net assets on 11-30-19:

Financials	16.7%
Consumer staples	16.0%
Information technology	16.0%
Industrials	12.4%
Health care	11.9%
Consumer discretionary	6.3%
Materials	6.1%
Energy	5.0%
Communication services	4.1%
Real estate	1.9%
Short-term investments and other	3.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	38,326,254	EUR	34,345,907	RBCD	2/12/2020	$289,726	—
						$289,726	—

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$92,478,095	—	$92,478,095	—
Germany	12,463,644	—	12,463,644	—
Hong Kong	8,878,194	—	8,878,194	—
Ireland	27,588,698	$7,809,107	19,779,591	—
Japan	14,078,224	—	14,078,224	—
Netherlands	60,915,944	—	60,915,944	—
Switzerland	50,972,499	13,415,675	37,556,824	—
Taiwan	7,301,468	7,301,468	—	—
United Kingdom	67,921,779	—	67,921,779	—
United States	353,941,231	353,941,231	—	—
Preferred securities	14,517,954	—	14,517,954	—
Short-term investments	23,568,433	23,568,433	—	—
Total investments in securities	$734,626,163	$406,035,914	$328,590,249	—
Derivatives:
Assets
Forward foreign currency contracts	$289,726	—	$289,726	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$42,017	$15,079	$(57,093)	$(3)	—	$41	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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